Statements of Net Assets Available for Benefits - EBP 6.0 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments in Master Trust at fair value	$ 13,218,585,891	$ 11,267,150,768
Investments in Master Trust at contract value	827,986,143	917,691,161
Notes receivable from participants	209,865,319	192,836,065
Contributions receivable – employer	27,064,800	23,392,330
Total assets	14,283,502,153	12,401,070,324
Liabilities:
Accrued administrative expenses	554,663	524,142
Net assets available for benefits	$ 14,282,947,490	$ 12,400,546,182